Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

		$ million
	2017	2016
Cash	4,592	5,592
Term bank deposits	17,324	15,947
Cash equivalents (excluding term bank deposits)	3,670	1,945
	25,586	23,484